                     INVESTING
                     FOR THE
[EATON VANCE LOGO]   21ST
                     CENTURY-Registered Trademark-

                                                              [GRAPHIC OF]
                                                              [PHONE & CURRENCY]


Semiannual Report April 30, 2001

                                   EATON VANCE

[GRAPHIC OF                           HIGH
STATUE]
                                     INCOME

                                      FUND



[GRAPHIC OF PICTURE
OF BOSTON]

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
- The high-yield market experienced one of its most challenging periods on record during the past six months. A weak economy evidenced by rising unemployment and lower corporate profits, rising default rates and concerns over market liquidity contributed to the market's poor performance. Credit spreads - the yield differential between high-yield bonds and Treasuries - were at their highest level in eight years, around 800 basis points (8.0%) at April 30, 2001.

- The telecom sector remained a major barrier for the high-yield segment. By year-end, U.S. telecom companies had issued nearly $270 billion in bonds over the past five-years. However, plagued by fierce competition, sharply falling revenues and a glut of capacity, these telecom carriers faced deteriorating fundamentals and a shortage of capital.

- While the high-yield market was characteristically less sensitive to the Federal Reserve's newly-accommodative monetary policy, an uptick in the economy may be helpful. A more significant turnaround will await a further shakeout among distressed telecoms and stronger activity within the industrial sector.

The Fund
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended April 30, 2001, the Fund's Class B shares had a total return of -3.91%. This return resulted from a decline in net asset value
  (NAV) to $5.52 per share on April 30, 2001 from $6.18 on October 31, 2000 and the reinvestment of $0.424 in dividends.(1)

- The Fund's Class C shares had a total return of -3.68% during the period, the result of a decline in NAV to $7.29 per share from $8.13 per share and the reinvestment of $0.543 in dividends.(1)

- Based on the Fund's most recent distributions and NAVs on April 30, 2001 of $5.52 per share for Class B and $7.29 for Class C, the Class B and Class C distribution rates were 12.32% and 12.35%, respectively.(2) The SEC 30-day yields for Class B and C shares at April 30, 2001 were 11.88% and 11.87%.(3)

  RECENT PORTFOLIO DEVELOPMENTS

- Management used the market pullback as an opportunity to add selectively to slightly higher-quality bonds in the high-yield universe, BB-rated holdings that management believed had suffered inordinate declines with the collapse in B-rated bonds. The Fund remained very selective within the industrial sectors, while adding to defensive areas such as utilities and health care.

- Broadcasting and cable, at 13.8%, was the Fund's largest sector weighting at April 30. The cable industry has been able to raise prices, especially noteworthy in a slower economy. Charter Communication Holdings added 275,000 subscribers in the past year, enjoying the industry's fastest growth in digital cable subscribers. Charter also benefited from strong growth in its high-speed Internet service.

- The Fund lightened its exposure to wireless, focusing on leaders like Nextel, which posted 48% first quarter revenue growth. The Fund also had investments in tower companies, which own and lease towers to the wireless and broadcast industries as antenna sites. Spectrasite increased its sites by 19% in the first quarter alone and enjoyed same-site revenue growth of 39% from a year earlier.

- In the oil and gas sector, Chesapeake Energy Corp. registered record exploration earnings in the first quarter of 2001. The company increased production by 18% over the same period a year ago, benefiting from higher oil prices, up nearly 20%, and a doubling in natural gas prices.

- In the lodging and gaming industry, MGM Mirage, Inc. owns and operates 18 casino properties on three continents. Revenues more than doubled in the first quarter 2001, reflecting high occupancy and room rates. Hollywood Casino Corp. operates gaming properties in newer gaming venues such as Illinois, Mississippi and Louisiana, and enjoyed a 55% revenue increase in the first quarter.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------
Fund Information
as of April 30, 2001

Performance(4)                                         Class B          Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               -12.80%         -12.69%
Five Years                                               4.59            4.53
Ten Years                                                8.90            N.A.
Life of Fund+                                            7.31            5.43

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               -16.66          -13.47%
Five Years                                               4.33            4.53
Ten Years                                                8.90            N.A.
Life of Fund+                                            7.31            5.43

+ Inception dates: Class B: 8/19/86; Class C: 6/8/94

Ten Largest Holdings(5) By total net assets
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                   2.8%
Telewest Communications Corp.             2.7
Allied Waste                              2.5
Nextel Communications, Inc.               2.2
Global Crossing Holding                   2.2
Charter Communications Corp.              2.2
MGM Mirage, Inc.                          2.1
NTL Communications Corp.                  1.5
Spectrasite Holdings, Inc.                1.4
Intermedia Communications, Inc.           1.3


(1) Return does not reflect applicable contingent deferred sales charge (CDSC).
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC returns reflect applicable CDSC based on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class 1-year SEC return reflects 1% CDSC. (5) Ten largest holdings represent 20.9% of the Portfolio's investments, determined by dividing the total market value of the holdings by the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
--------------------------------------------------------
Investment in High Income Portfolio, at
   value
   (identified cost, $1,132,393,906)      $  945,672,798
Receivable for Fund shares sold                3,562,755
--------------------------------------------------------
TOTAL ASSETS                              $  949,235,553
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Dividends payable                         $    3,894,223
Payable for Fund shares redeemed               1,478,692
Payable to affiliate for distribution
   and service fees                              177,899
Payable to affiliate for Trustees' fees              434
Accrued expenses                                 287,038
--------------------------------------------------------
TOTAL LIABILITIES                         $    5,838,286
--------------------------------------------------------
NET ASSETS                                $  943,397,267
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,263,413,868
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (130,285,240)
Accumulated distributions in excess of
   net investment income                      (3,010,253)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (186,721,108)
--------------------------------------------------------
TOTAL                                     $  943,397,267
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $  715,908,721
SHARES OUTSTANDING                           129,635,657
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         5.52
--------------------------------------------------------

Class C Shares
--------------------------------------------------------
NET ASSETS                                $  227,488,546
SHARES OUTSTANDING                            31,199,855
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         7.29
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 54,891,843
Dividends allocated from Portfolio           4,786,104
Miscellaneous income allocated
   from Portfolio                               16,277
Expenses allocated from Portfolio           (3,141,690)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 56,552,534
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,246
Distribution and service fees                       --
   Class B                                   3,510,095
   Class C                                   1,047,199
Transfer and dividend disbursing
   agent fees                                  448,865
Registration fees                               59,200
Printing and postage                            53,245
Custodian fee                                   16,409
Legal and accounting services                   14,973
Miscellaneous                                   72,518
------------------------------------------------------
TOTAL EXPENSES                            $  5,224,750
------------------------------------------------------

NET INVESTMENT INCOME                     $ 51,327,784
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(68,910,299)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    257,494
------------------------------------------------------
NET REALIZED LOSS                         $(68,652,805)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(23,382,921)
   Foreign currency and forward foreign
      currency exchange contracts           (1,104,960)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(24,487,881)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(93,140,686)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(41,812,902)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                   SIX MONTHS ENDED
                                   APRIL 30, 2001    PERIOD ENDED         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  (UNAUDITED)       OCTOBER 31, 2000(1)  MARCH 31, 2000
----------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 51,327,784       $  56,946,085     $  77,594,695
   Net realized gain (loss)           (68,652,805)        (29,097,089)       12,789,007
   Net change in unrealized
     appreciation (depreciation)      (24,487,881)       (124,750,909)      (39,332,333)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(41,812,902)      $ (96,901,913)    $  51,051,369
----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class B                        $(47,037,021)      $ (46,080,591)    $ (68,703,356)
      Class C                         (12,701,393)        (10,428,144)       (8,930,184)
   In excess of net investment
      income
      Class B                          (1,817,287)                 --                --
      Class C                          (1,192,966)                 --                --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $(62,748,667)      $ (56,508,735)    $ (77,633,540)
----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class B                        $149,387,246       $ 174,763,554     $ 240,920,128
      Class C                         106,367,507         112,599,592       129,517,104
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class B                          14,556,135          13,533,626        19,726,829
      Class C                           6,010,379           4,422,535         3,912,531
   Cost of shares redeemed
      Class B                         (88,769,687)       (101,767,904)     (167,676,291)
      Class C                         (51,958,724)        (33,312,280)      (55,080,525)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS           $135,592,856       $ 170,239,123     $ 171,319,776
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 31,031,287       $  16,828,475     $ 144,737,605
----------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
----------------------------------------------------------------------------------------
At beginning of period               $912,365,980       $ 895,537,505     $ 750,799,900
----------------------------------------------------------------------------------------
AT END OF PERIOD                     $943,397,267       $ 912,365,980     $ 895,537,505
----------------------------------------------------------------------------------------

Accumulated undistributed (distributions in excess
of) net investment income included in net assets
----------------------------------------------------------------------------------------
AT END OF PERIOD                     $ (3,010,253)      $   8,410,630     $   6,315,589
----------------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                -------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED  PERIOD ENDED                      YEAR ENDED MARCH 31,
                                APRIL 30, 2001    OCTOBER 31,     ---------------------------------------------------------
                                (UNAUDITED)       2000(1)(2)       2000(1)      1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                        $  6.180        $  7.270      $  7.510    $  8.030    $  7.220    $  7.100    $  6.920
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income               $  0.346        $  0.418      $  0.702    $  0.685    $  0.658    $  0.652    $  0.665
Net realized and unrealized
   gain (loss)                        (0.582)         (1.090)       (0.242)     (0.543)      0.774       0.120       0.189
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ (0.236)       $ (0.672)     $  0.460    $  0.142    $  1.432    $  0.772    $  0.854
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income          $ (0.408)       $ (0.418)     $ (0.700)   $ (0.662)   $ (0.622)   $ (0.646)   $ (0.665)
In excess of net investment
   income                             (0.016)             --            --          --          --      (0.006)     (0.009)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $ (0.424)       $ (0.418)     $ (0.700)   $ (0.662)   $ (0.622)   $ (0.652)   $ (0.674)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                           $  5.520        $  6.180      $  7.270    $  7.510    $  8.030    $  7.220    $  7.100
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (3.91)%         (9.70)%        6.36%       2.08%      20.59%      11.37%      12.80%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                  $715,909        $721,339      $758,686    $689,140    $693,818    $598,273    $496,966
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          1.84%(5)        1.78%(5)      1.74%       1.75%       1.73%       1.77%       1.78%
   Net investment income               11.28%(5)       10.37%(5)      9.49%       9.13%       8.58%       8.97%       9.38%
Portfolio Turnover of the
   Portfolio                               8%             41%          113%        150%        137%         78%         88%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the seven-month period ended October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS C
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED    PERIOD ENDED     YEAR ENDED MARCH 31,
                                  APRIL 30, 2001      OCTOBER 31,     -----------------------
                                  (UNAUDITED)         2000(1)(2)        2000(1)        1999
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.130          $  9.560       $  9.880      $10.560
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income                 $  0.463          $  0.551       $  0.915      $ 0.901
Net realized and unrealized
   loss                                 (0.760)           (1.435)        (0.321)      (0.715)
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.297)         $ (0.884)      $  0.594      $ 0.186
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income            $ (0.496)         $ (0.546)      $ (0.914)     $(0.866)
In excess of net investment
   income                               (0.047)               --             --           --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.543)         $ (0.546)      $ (0.914)     $(0.866)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.290          $  8.130       $  9.560      $ 9.880
---------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.68)%           (9.70)%         6.26%        2.08%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $227,489          $191,027       $136,851      $61,660
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.83%(5)          1.82%(5)       1.78%        1.79%
   Net investment income                 11.18%(5)         10.40%(5)       9.42%        9.18%
Portfolio Turnover of the
   Portfolio                                 8%               41%           113%         150%
---------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the seven-month period ended October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (71.9% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $59,442,801, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue
   Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2003 ($12,690,352), October 31, 2004 ($5,868,015), October 31, 2005
   ($7,020,394), October 31, 2007 ($3,342,613), and October 31, 2008
   ($30,521,427) respectively.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains.

   Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    PERIOD ENDED             YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2000(1)      MARCH 31, 2000
    ---------------------------------------------------------------------------------------------------
    Sales                                           25,705,372               25,342,824      32,600,657
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     2,524,003                1,969,057       2,667,731
    Redemptions                                    (15,354,614)             (14,873,671)    (22,665,226)
    ---------------------------------------------------------------------------------------------------
    NET INCREASE                                    12,874,761               12,438,210      12,603,162
    ---------------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    PERIOD ENDED             YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2000(1)      MARCH 31, 2000
    ---------------------------------------------------------------------------------------------------
    Sales                                           13,799,928               12,416,801      13,334,738
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       796,060                  494,892         403,015
    Redemptions                                     (6,881,116)              (3,738,563)     (5,667,675)
    ---------------------------------------------------------------------------------------------------
    NET INCREASE                                     7,714,872                9,173,130       8,070,078
    ---------------------------------------------------------------------------------------------------

 (1)  For the seven-month period ended October 31, 2000.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (the Class B
   Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $3,355,137 and $762,037 for Class B and Class C shares, respectively, to or payable to EVD for the period from April 1, 2000 to April 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. The Fund paid or accrued $2,632,571 and $785,399 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2001 representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $31,248,000 and $21,221,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2001 amounted to $877,524 and $261,800 for Class B and Class C, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $694,000 and $43,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the months ended April 30, 2001, aggregated $256,357,123 and $188,815,063, respectively.

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Fund changed its fiscal year-end to October 31.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 84.7%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
B/E Aerospace, Inc., Sr. Sub. Notes,
8.875%, 5/1/11                                      $  5,130      $    5,155,650
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                       8,955           9,559,462
Sequa Corp., Sr. Notes,
8.875%, 4/1/08(1)                                      1,365           1,385,475
Sequa Corp., Sr. Notes, 9.00%, 8/1/09                  1,800           1,836,000
Transdigm, Inc., 10.375%, 12/1/08                      7,860           7,673,325
--------------------------------------------------------------------------------
                                                                  $   25,609,912
--------------------------------------------------------------------------------
Apparel -- 0.7%
--------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                     $    200      $      190,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                       8,685           9,032,400
--------------------------------------------------------------------------------
                                                                  $    9,222,400
--------------------------------------------------------------------------------
Auto and Parts -- 0.5%
--------------------------------------------------------------------------------
Delco Remy International,
11.00%, 5/1/09(1)                                   $  3,390      $    3,457,800
Hayes Lemmerz International Inc.,
9.125%, 7/15/07                                          795             659,850
J.L. French Automative Casting,
11.50%, 6/1/09                                         4,475           1,901,875
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)(3)                                   1,100              16,500
--------------------------------------------------------------------------------
                                                                  $    6,036,025
--------------------------------------------------------------------------------
Broadcasting and Cable -- 13.8%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, (0% until 9/30/2000), 9/30/04              $  6,320      $    5,877,600
Alamosa Delaware Inc., Sr. Notes,
12.50%, 2/1/11(1)                                     12,450          12,294,375
Charter Communication Holdings LLC, Sr.
Notes, 10.00%, 4/1/09                                    480             507,600
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, 1/15/11                           2,225           1,457,375
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                25,065          27,195,525
CSC Holdings Inc., Sr. Notes,
7.625%, 4/1/11(1)                                     15,000          14,575,380
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, 12/15/05                          3,395           3,021,550
EchoStar DBS Corp., Sr. Notes,
9.25%, 2/1/06                                            900             922,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                      $  1,675      $    1,721,062
Emmis Escrow Corp., Sr. Disc. Notes,
12.50%, (0% until 2006) 3/15/11(1)                    15,510           8,840,700
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07                       11,445           7,382,025
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                1,075             694,719
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11(1)                    14,820           8,447,400
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10(1)                              4,108           4,467,450
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13(1)                                      4,800           4,704,000
Muzak Holdings LLC, 9.875%, 3/15/09                    2,345           2,016,700
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                       6,563           3,642,465
NTL Communications Corp.,
9.25%, 11/15/06                           EUR            700             497,464
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                        1,200           1,020,000
NTL, Inc., 5.75%, 12/15/09(1)                          4,550           2,644,687
Ono Finance PLC, 13.00%, 5/1/09                        5,470           4,403,350
Ono Finance PLC, 13.00%, 5/1/09           EUR          3,000           2,092,437
Ono Finance PLC, 14.00%, 2/15/11                       3,780           3,383,100
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                           775             716,875
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                         6,945           7,049,175
RCN Corp., Sr. Disc. Notes,
9.80%, (0% until 2003), 2/15/08                        2,250             438,750
Sinclair Broadcast Group,
9.00%, 7/15/07                                         1,200           1,104,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                 1,200           1,101,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 10.00%, 9/30/05                                 1,015             989,625
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08               12,050           8,706,125
Telewest Communication PLC,
9.875%, (0% until 2004), 4/15/09          GBP          3,575           2,745,457
Telewest Communication PLC, Debs.,
11.00%, (0% until 2000), 10/1/07                      21,905          21,193,087
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                14,401           8,172,567
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                        3,150           3,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
United Pan Europe Communications, Sr.
Disc. Notes, 13.375%, (0% until 2004),
11/1/09                                             $  4,500      $    1,530,000
United Pan Europe Communications, Sr.
Disc. Notes, 12.50%, (0% until 2004)
8/1/09                                                   705             239,700
United Pan Europe Communications, Sr.
Notes, 11.25%, 11/1/09                    EUR          5,240           2,979,794
United Pan Europe Communications, Sr.
Notes, 11.25%, 2/1/10                                    405             269,325
--------------------------------------------------------------------------------
                                                                  $  182,194,944
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                    $  8,550      $      651,937
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                       2,770           2,846,175
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                              1,600           1,292,000
Richmont Marketing Specialists,
10.125%, 12/15/07                                     17,770           1,865,850
Stewart Enterprises, Notes,
6.70%, (0% from 2003 to 2004) 12/1/03                  2,760           2,316,239
--------------------------------------------------------------------------------
                                                                  $    8,972,201
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.0%
--------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                    $  4,000      $    1,785,000
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  1,200           1,287,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                               4,600             943,000
Neff Corp., 10.25%, 6/1/08                             3,050           1,326,750
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                         4,660           2,027,100
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09               24,565          13,142,275
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                5,360           3,296,400
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10               3,870           1,935,000
--------------------------------------------------------------------------------
                                                                  $   25,742,525
--------------------------------------------------------------------------------
Chemicals -- 1.4%
--------------------------------------------------------------------------------
Hercules Inc., 11.125%, 11/15/07(1)                 $  8,515      $    8,642,725
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)                                       1,000             755,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Chemicals (continued)
--------------------------------------------------------------------------------
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07(2)(3)                               $  3,500      $    1,295,000
PMD Group Inc., 11.00%, 2/28/11(1)                     2,520           2,608,200
Sterling Chemicals, Inc.,
12.375%, 7/15/06                                       1,200             954,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                 2,275           1,990,625
Vantico Group, 12.00%, 8/1/10(1)          EUR          2,370           2,186,647
--------------------------------------------------------------------------------
                                                                  $   18,432,197
--------------------------------------------------------------------------------
Consumer Products -- 0.7%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $  4,480      $    3,360,000
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07(2)(3)                                  9,000             360,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                     1,421             852,480
Polaroid Corp., 6.75%, 1/15/02                         3,250           1,998,750
Weight Watcher International, Inc.,
13.00%, 10/1/09                                        2,095           2,304,500
--------------------------------------------------------------------------------
                                                                  $    8,875,730
--------------------------------------------------------------------------------
Containers and Packaging -- 0.7%
--------------------------------------------------------------------------------
Riverwood International Corp.,
10.875%, 4/1/08                                     $  3,000      $    2,895,000
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08(1)                                       6,145           6,360,075
--------------------------------------------------------------------------------
                                                                  $    9,255,075
--------------------------------------------------------------------------------
Drugs -- 0.3%
--------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                     $  3,775      $    4,058,125
--------------------------------------------------------------------------------
                                                                  $    4,058,125
--------------------------------------------------------------------------------
Electrical Equipment -- 2.0%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 9.375%, 9/15/10               $  4,350      $    4,534,875
AES Corp., Sr. Notes, 9.50%, 6/1/09                    1,600           1,668,000
BRL Universal Equipment,
8.875%, 2/15/08(1)                                     3,480           3,567,000
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                       14,300          14,368,955
Calpine Corp., Sr. Notes,
8.75%, 7/15/07                                         1,950           1,970,274
--------------------------------------------------------------------------------
                                                                  $   26,109,104
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Electronic Equipment -- 0.5%
--------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                               $  1,780      $    1,780,000
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                          3,600           2,214,000
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                       3,540           2,177,100
--------------------------------------------------------------------------------
                                                                  $    6,171,100
--------------------------------------------------------------------------------
Energy Services -- 0.4%
--------------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes,
8.50%, 4/15/11                                      $  5,970      $    5,943,290
--------------------------------------------------------------------------------
                                                                  $    5,943,290
--------------------------------------------------------------------------------
Entertainment -- 0.5%
--------------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09            $ 12,725      $    5,217,250
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                          1,000           1,025,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                           480             499,200
--------------------------------------------------------------------------------
                                                                  $    6,741,450
--------------------------------------------------------------------------------
Financial Services -- 0.6%
--------------------------------------------------------------------------------
Bear Island LLC, Sr. Notes,
10.00%, 12/1/07                                     $    950      $      878,750
Nexstar Finance LLC, Sr. Sub. Notes,
12.00%, 4/1/08                                           225             222,187
Willis Corroon Corp., 9.00%, 2/1/09                    6,400           6,304,000
--------------------------------------------------------------------------------
                                                                  $    7,404,937
--------------------------------------------------------------------------------
Foods -- 2.6%
--------------------------------------------------------------------------------
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                     $  9,979      $   11,238,849
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                      3,515           3,418,337
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                         4,785           4,091,175
Michael Foods, 11.75%, 4/1/11(1)                       6,865           7,242,575
New World Pasta Company, 9.25%, 2/15/09                2,235           1,262,775
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                         7,492           7,529,460
--------------------------------------------------------------------------------
                                                                  $   34,783,171
--------------------------------------------------------------------------------
Gaming -- 1.2%
--------------------------------------------------------------------------------
Horseshoe Gaming Holding,
8.625%, 5/15/09                                     $  2,880      $    2,901,600
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Gaming (continued)
--------------------------------------------------------------------------------
Penn National Gaming Inc., Sr. Sub.
Notes, 11.125%, 3/1/08(1)                           $ 12,640      $   12,908,600
--------------------------------------------------------------------------------
                                                                  $   15,810,200
--------------------------------------------------------------------------------
Health Services -- 3.4%
--------------------------------------------------------------------------------
AdvancePCS, Sr. Notes, 8.50%, 4/1/08(1)             $    900      $      924,750
Alliance Imaging, Inc., Sr. Sub Notes,
10.375%, 4/15/11(1)                                    5,070           5,146,053
DaVita Inc., 9.25%, 4/15/11(1)                         8,285           8,533,550
HCA - The Healthcare Co., 8.75%, 9/1/10                7,800           8,432,705
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                        2,820           3,158,400
Manor Care Inc., Sr. Notes,
8.00%, 3/1/08(1)                                       2,840           2,896,800
Omnicare Inc., 5.00%, 12/1/07                          3,000           2,666,250
Omnicare Inc., Sr. Sub. Notes,
8.125%, 3/15/11(1)                                     3,600           3,699,000
Tenet Healthcare Corp., Sr. Notes,
9.25%, 9/1/10                                          2,000           2,277,500
Triad Hospitals Inc., Sr. Notes,
8.75%, 5/1/09(1)                                       6,435           6,523,481
--------------------------------------------------------------------------------
                                                                  $   44,258,489
--------------------------------------------------------------------------------
Information Technology Services -- 1.5%
--------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50%, (0% until 2003), 3/15/08             $ 10,120      $      455,400
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10                                        9,235           1,108,200
Covad Communication Group, Sr. Notes,
12.50%, 2/15/09                                          650              87,750
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                      12,575           2,074,875
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                        5,000           3,225,000
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                       5,535           4,234,275
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                         1,530           1,193,400
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10                                       2,825           2,245,875
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                810             818,100
Globix Corp., Sr. Notes, 12.50%, 2/1/10                6,650           2,061,500
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                                        2,200             143,000
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09               14,520           1,016,400
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                        6,100             427,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Information Technology Services (continued)
--------------------------------------------------------------------------------
PSINet, Inc., Sr. Notes, Series B,
10.00%, 2/15/05                                     $  4,265      $      277,225
--------------------------------------------------------------------------------
                                                                  $   19,368,000
--------------------------------------------------------------------------------
Lodging and Gaming -- 8.3%
--------------------------------------------------------------------------------
Ameristar Casinos Inc., Sr. Sub. Notes,
10.75%, 2/15/09(1)                                  $  8,010      $    8,250,300
Anchor Gaming, 9.875%, 10/15/08                        7,320           7,814,100
Hollywood Casino Corp., 11.25%, 5/1/07                 2,120           2,289,600
Hollywood Casino Corp., 12.414%, 5/1/06                6,925           7,461,687
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                         8,150           8,903,875
Majestic Star LLC, 10.875%, 7/1/06                     3,340           2,788,900
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                          2,875           3,061,875
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                        13,525          14,268,875
MGM Mirage, Inc., 8.375%, 2/1/11                       7,200           7,299,000
MGM Mirage, Inc., 8.50%, 9/15/10                      11,600          11,935,913
MGM Mirage, Inc., 9.75%, 6/1/07                        8,000           8,600,000
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                 1,650           1,703,625
Sun International Hotels,
8.625%, 12/15/07                                       8,440           8,144,600
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                  5,805           5,746,950
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     10,694          10,346,445
--------------------------------------------------------------------------------
                                                                  $  108,615,745
--------------------------------------------------------------------------------
Machinery -- 1.1%
--------------------------------------------------------------------------------
Flowserve Corp., 12.25%, 8/15/10                    $  6,785      $    7,378,687
Terex Corp., Sr. Sub. Notes,
10.375%, 4/1/11(1)                                     6,810           6,980,250
--------------------------------------------------------------------------------
                                                                  $   14,358,937
--------------------------------------------------------------------------------
Manufacturing -- 2.7%
--------------------------------------------------------------------------------
Dresser Industries Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                  $ 12,615      $   12,867,300
Insilco Corp., 12.00%, 8/15/07                        11,600           9,889,000
Nortek Inc., Sr. Notes, 8.875%, 8/1/08                 3,220           3,091,200
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(4)                                            12,875           6,984,687
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Manufacturing (continued)
--------------------------------------------------------------------------------
Tekni-Plex Inc., 12.75%, 6/15/10                    $  3,825      $    3,155,625
--------------------------------------------------------------------------------
                                                                  $   35,987,812
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
--------------------------------------------------------------------------------
Cliffs Drilling, 10.25%, 5/15/03                    $    750      $      777,187
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                               4,000           2,420,000
R&B Falcon Corp., 9.50%, 12/15/08                         90             104,648
R&B Falcon Corp., 10.25%, 5/15/03                        950             984,438
Superior Energy Services, Inc., LLC,
8.875%, 5/15/11                                        6,810           6,912,150
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                9,325           8,066,125
--------------------------------------------------------------------------------
                                                                  $   19,264,548
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.0%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04            $ 11,704      $   11,001,760
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                       1,620           1,674,675
Chesapeake Energy Corp.,
8.125%, 4/1/11(1)                                     19,695          19,104,150
Chesapeake Energy Corp.,
9.125%, 4/15/06                                        4,000           4,205,000
Chesapeake Energy Corp., 9.625%, 5/1/05                3,275           3,590,219
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                        1,320           1,326,600
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         8,480           8,469,400
Comstock Resources, Inc.,
11.25%, 5/1/07                                         5,850           6,171,750
Gothic Production Corp.,
11.125%, 5/1/05                                        7,150           7,990,125
Gothic Production Corp.,
12.375%, 8/1/06                                       10,505          10,662,575
Plains Resources, Inc., 10.25%, 3/15/06                4,425           4,496,906
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                          750             762,188
--------------------------------------------------------------------------------
                                                                  $   79,455,348
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09              $  1,050      $    1,131,375
--------------------------------------------------------------------------------
                                                                  $    1,131,375
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
--------------------------------------------------------------------------------
Caraustar Industries Inc., Sr. Sub.
Notes, 9.875%, 4/1/11(1)                            $ 10,395      $    9,563,400

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Paper and Forest Products (continued)
--------------------------------------------------------------------------------
Tembec Industries Inc., Sr. Notes,
8.50%, 2/1/11(1)                                    $  3,900      $    4,026,750
--------------------------------------------------------------------------------
                                                                  $   13,590,150
--------------------------------------------------------------------------------
Printing and Business Products -- 0.9%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 12,240      $   11,138,400
Merrill Corp., Series B, 12.00%, 5/1/09                5,250             551,250
--------------------------------------------------------------------------------
                                                                  $   11,689,650
--------------------------------------------------------------------------------
Publishing -- 0.3%
--------------------------------------------------------------------------------
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(4)                                 $  5,095      $    4,617,344
--------------------------------------------------------------------------------
                                                                  $    4,617,344
--------------------------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $ 16,195      $   16,599,875
Sbarro, Inc., 11.00%, 9/15/09                          5,500           5,747,500
--------------------------------------------------------------------------------
                                                                  $   22,347,375
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.7%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    $  9,230      $    8,860,800
--------------------------------------------------------------------------------
                                                                  $    8,860,800
--------------------------------------------------------------------------------
Retail - General -- 0.2%
--------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    $  3,099      $    2,742,615
--------------------------------------------------------------------------------
                                                                  $    2,742,615
--------------------------------------------------------------------------------
Semiconductors -- 1.5%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                       $    600      $      576,000
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08(1)                                      6,650           6,350,750
Asat Finance LLC, 12.50%, 11/1/06                      4,518           4,517,500
Fairchild Semiconductor, Sr. Sub. Notes,
10.50%, 2/1/09(1)                                      5,195           5,143,050
SCG Holding Corp., 12.00%, 8/1/09                      4,785           3,421,275
--------------------------------------------------------------------------------
                                                                  $   20,008,575
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Services -- 0.7%
--------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                          $  2,525      $      997,375
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                             7,900           7,663,000
Rose Hills Company, Sr. Sub. Notes,
9.50%, 11/15/04                                        1,800           1,260,000
--------------------------------------------------------------------------------
                                                                  $    9,920,375
--------------------------------------------------------------------------------
Transportation -- 1.3%
--------------------------------------------------------------------------------
CHC Helicopter Corp., 11.75%, 7/15/20     EUR          4,400      $    4,300,450
Kansas City Southern, 9.50%, 10/1/08                   4,000           4,220,000
MTL, Inc., Variable Rate, 6/15/06                      1,600             808,000
Pacer International, Inc.,
11.75%, 6/1/07                                         7,544           7,317,680
--------------------------------------------------------------------------------
                                                                  $   16,646,130
--------------------------------------------------------------------------------
Waste Management -- 3.1%
--------------------------------------------------------------------------------
Allied Waste, 8.875%, 4/1/08(1)                     $ 11,700      $   12,168,000
Allied Waste, 10.00%, 8/1/09                          20,450          21,242,438
Stericycle, Inc., 12.375%, 11/15/09                    6,690           7,133,213
--------------------------------------------------------------------------------
                                                                  $   40,543,651
--------------------------------------------------------------------------------
Wireless Communication Services -- 7.1%
--------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                   $  8,940      $    4,693,500
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                          105             107,100
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00%, (0% until 2004), 5/15/09                      13,375           1,187,031
IWO Holdings, Inc., 14.00%, 1/15/11(1)                 8,400           7,770,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                 8,230           4,403,050
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                1,540           1,126,125
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                       1,800           1,494,000
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11(1)                                      10,185           8,428,088
Nextel International, Sr. Notes,
12.75%, 8/1/10                                         8,450           5,682,625
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        5,675           4,923,063
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        5,200           4,511,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10                                    $ 23,295      $   19,917,225
PTC International Finance II SA,
11.25%, 12/1/09                                        1,875           1,865,625
PTC International Finance II SA,
11.25%, 12/1/09                           EUR          3,375           3,030,251
Spectrasite Holdings, Inc.,
6.75%, 11/15/10(1)                                     2,860           2,170,025
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                       4,560           4,537,200
TeleCorp PCS, Inc., 8.50%, 10/23/09                    6,896           5,378,848
TeleCorp PCS, Inc., 10.625%, 7/15/10                   6,485           6,193,175
Ubiquitel Operating Co.,
14.00%, (0% until 2005), 4/15/10(1)                   12,800           5,504,000
--------------------------------------------------------------------------------
                                                                  $   92,921,931
--------------------------------------------------------------------------------
Wireless Equipment -- 0.7%
--------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2/1/09(1)             $  9,480      $    9,503,700
--------------------------------------------------------------------------------
                                                                  $    9,503,700
--------------------------------------------------------------------------------
Wireline Communication Services -- 10.4%
--------------------------------------------------------------------------------
360 Networks, Inc., Sr. Notes,
13.00%, 5/1/08                                      $  1,050      $      147,000
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% to 2003) 2/15/08                    4,980           3,162,300
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                         5,065           1,342,225
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                       16,375           9,415,625
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% until 2001) 12/15/06                       1,750           1,741,250
Completel Europe NV, 14.00%, (0% until
2004), 2/15/09                                         7,840           3,547,600
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                       8,825             220,625
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)(3)                                12,600             315,000
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                   3,630           3,321,450
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                       4,920           3,886,800
Global Crossing Holding Ltd.,
9.125%, 11/15/06                                       4,015           3,834,325
Global Crossing Holding Ltd.,
9.50%, 11/15/09                                        1,655           1,547,425
Global Crossing Holding Ltd., Sr. Sub.
Debs., 8.70%, 8/1/07(1)                               11,160          10,295,100
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR          3,750      $      898,804
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07(2)(3)                                 3,700              69,375
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                       13,250           4,637,500
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                               14,918          12,344,645
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                  1,250           1,168,750
International Cabletel, Inc., Sr. Notes,
11.50%, (0% until 2001) 2/1/06                         4,615           3,922,750
iPCS Inc., Sr. Disc. Notes,
14.00%, (0% until 2005) 7/15/10                       11,000           4,565,000
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR          3,813           1,842,323
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09                10,757           6,400,415
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50%, (0% until 2003) 12/1/08                 1,800             783,000
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                         5,935           3,857,750
Level 3 Communications, Inc., Sr. Notes,
11.00%, 3/15/08                                        2,055           1,423,088
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                       12,435           8,517,975
Nextlink Communications, Inc., Sr.
Notes, 9.625%, 10/1/07                                 2,400           1,188,000
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                 4,615           2,699,775
Nextlink Communications, Sr. Disc.
Notes, 12.25%, (0% until 2004), 6/1/09                 1,000             295,000
Nextlink Communications, Sr. Notes,
10.50%, 12/1/09                                          250             121,250
Primus Telecommunications Group, Sr.
Notes, 11.25%, 1/15/09                                 2,750             646,250
RCN Corp., Sr. Notes, 10.125%, 1/15/10                 2,700             904,500
RSL Communications PLC,
9.125%, 3/1/08(2)(3)                                   3,920              83,300
RSL Communications PLC,
10.125%, (0% until 2003), 3/1/08(2)(3)                 6,500              97,500
RSL Communications PLC,
12.875%, 3/1/10(2)(3)                                  1,810              38,463
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06(2)(3)                                 4,190              83,800
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% to 2003) 3/1/08                     2,000           1,690,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Wireline Communication Services (continued)
--------------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09(1)                                   $  7,905      $    7,865,475
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                        8,460           7,402,500
Tritel PCS Inc., Sr. Sub. Notes,
10.375%, 1/15/11(1)                                   10,115           9,457,525
Versatel Telecom BV, 4.00%, 3/30/05(1)    EUR          3,010             934,613
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                       2,291             950,765
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                       10,200           4,335,000
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        6,160           2,618,000
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08(3)                    6,415             625,463
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08(3)                                     1,805             225,625
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(3)                                     1,675             209,375
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(3)                                     2,825             353,125
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09                                         4,320             583,200
--------------------------------------------------------------------------------
                                                                  $  136,616,604
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $1,348,099,484)                               $1,113,811,540
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 1.3%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
--------------------------------------------------------------------------------
Ono Finance PLC, Warrants(2)(4)                       10,870      $      760,900
Ono Finance PLC, Warrants, Exp.
5/31/09(2)(4)                                          3,800             235,982
Pegasus Communications Corp., Common(2)               21,838             519,963
UIH Australia/Pacific, Inc.,
Warrants(2)(4)                                         3,600                   0
--------------------------------------------------------------------------------
                                                                  $    1,516,845
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(2)                    9,600      $        3,552
--------------------------------------------------------------------------------
                                                                  $        3,552
--------------------------------------------------------------------------------
Information Technology Services -- 0.0%
--------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(2)(4)                    4,825      $            0
Diva Systems Corp., Warrants(2)(4)                    37,725                   0
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Information Technology Services (continued)
--------------------------------------------------------------------------------
Equinix, Inc., Warrants(2)(4)                          4,500      $      495,000
--------------------------------------------------------------------------------
                                                                  $      495,000
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(2)(4)                  25,351      $      152,107
--------------------------------------------------------------------------------
                                                                  $      152,107
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.3%
--------------------------------------------------------------------------------
Key Energy Services, Inc., Warrants(2)                 1,900      $      114,000
R&B Falcon Corp., Warrants(2)                          5,400           4,231,710
--------------------------------------------------------------------------------
                                                                  $    4,345,710
--------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
--------------------------------------------------------------------------------
Merrill Corp., Warrants(2)(4)                          5,250      $            0
--------------------------------------------------------------------------------
                                                                  $           (0)
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
--------------------------------------------------------------------------------
Pathmark Stores Inc., Common(2)                      411,119      $    7,798,927
--------------------------------------------------------------------------------
                                                                  $    7,798,927
--------------------------------------------------------------------------------
Semiconductors -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants(2)(4)                           6,350      $      161,925
--------------------------------------------------------------------------------
                                                                  $      161,925
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(4)                     13,600      $            0
--------------------------------------------------------------------------------
                                                                  $           (0)
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
Jazztel PLC, ADR(2)                                   38,264      $      332,514
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(2)                                    11,225             280,625
--------------------------------------------------------------------------------
                                                                  $      613,139
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.2%
--------------------------------------------------------------------------------
Carrier1 International SA,
Warrants(1)(2)(5)                                     16,375      $      453,244
Completel Europe NV, Common(2)(4)                    392,000             735,000
Intermedia Communications, Inc.,
Common(2)                                              5,076              82,333
iPCS Inc., Warrants(2)(4)                              8,600             176,300

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(2)(4)                            4,600      $          167
Tele1 Europe Holding AB-ADR, Common(2)                56,270             208,199
Versatel Telecom BV, Warrants(2)(5)                   14,000             573,422
--------------------------------------------------------------------------------
                                                                  $    2,228,665
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $10,030,872)                                  $   17,315,870
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 7.5%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                      190      $        6,365
--------------------------------------------------------------------------------
                                                                  $        6,365
--------------------------------------------------------------------------------
Broadcasting and Cable -- 2.7%
--------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                    48,000      $    4,752,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                153,768          16,991,364
Granite Broadcasting Corp., 12.75% (PIK)               8,576           2,315,520
Pegasus Satellite, 12.75% (PIK)                       11,017          10,796,660
--------------------------------------------------------------------------------
                                                                  $   34,855,544
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
--------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                 10,608      $   10,395,840
--------------------------------------------------------------------------------
                                                                  $   10,395,840
--------------------------------------------------------------------------------
Wireless Communication Services -- 2.2%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                  5,011      $    4,509,900
Dobson Communications Corp., 12.25%
(PIK)                                                  1,753           1,577,700
Nextel Communications Corp., 13% (PIK)                 9,460           7,757,200
Nextel Communications, Inc., 11.125%
(PIK)                                                  6,673           4,671,100
Rural Cellular Corp., 11.375% (PIK)                    8,124           6,499,200
Rural Cellular Corp., 12.25%                           5,415           4,332,000
--------------------------------------------------------------------------------
                                                                  $   29,347,100
--------------------------------------------------------------------------------
Wireline Communication Services -- 1.8%
--------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50% (PIK)                                           9,547      $    9,737,940
Global Crossing Holding Ltd., 10.5%
(PIK)                                                117,000          10,530,000
Global Crossing Holding Ltd., 6.75%                   20,700           2,978,212
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Intermedia Communications, Inc., 7%(4)                36,250      $      525,625
Nextlink Communications, 14% (PIK)                       994              24,850
--------------------------------------------------------------------------------
                                                                  $   23,796,627
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $115,731,531)                                 $   98,401,476
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.6%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Barton Capital Corp., 4.48%, 5/16/01                $ 30,000      $   29,944,000
Prudential Funding Corp., 4.65%, 5/1/01               29,930          29,930,000
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $59,874,000)                               $   59,874,000
--------------------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $1,533,735,887)                               $1,289,402,886
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                            $   25,426,979
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,314,829,865
--------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 PIK - Payment In Kind.

 EUR - Euro Dollar

 GBP - British Pound
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Non-income producing security.
 (3)  Defaulted Security.
 (4)  Restricted security.
 (5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,533,735,887)      $1,289,402,886
Cash                                               4,546
Receivable for investments sold                4,256,634
Interest receivable                           33,538,478
Prepaid expenses                                   9,514
--------------------------------------------------------
TOTAL ASSETS                              $1,327,212,058
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $   12,204,868
Payable for open forward foreign
   currency contracts                             51,481
Payable to affiliate for Trustees' fees            2,914
Accrued expenses                                 122,930
--------------------------------------------------------
TOTAL LIABILITIES                         $   12,382,193
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,314,829,865
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,559,388,755
Net unrealized depreciation (computed on
   the basis of identified cost)            (244,558,890)
--------------------------------------------------------
TOTAL                                     $1,314,829,865
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Interest                                  $  73,102,883
Dividends                                     6,337,609
Miscellaneous                                    20,560
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  79,461,052
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   3,933,810
Trustees' fees and expenses                      16,669
Custodian fee                                   191,419
Legal and accounting services                    37,875
Miscellaneous                                     6,230
-------------------------------------------------------
TOTAL EXPENSES                            $   4,186,003
-------------------------------------------------------

NET INVESTMENT INCOME                     $  75,275,049
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (92,042,402)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                     408,469
-------------------------------------------------------
NET REALIZED LOSS                         $ (91,633,933)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (30,130,941)
   Foreign currency and forward foreign
      currency exchange contracts            (1,374,818)
-------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (31,505,759)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(123,139,692)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (47,864,643)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS
(EXPRESSED IN UNITED STATES DOLLARS)

                                   SIX MONTHS ENDED
                                   APRIL 30, 2001    PERIOD ENDED         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  (UNAUDITED)       OCTOBER 31, 2000(1)  MARCH 31, 2000
----------------------------------------------------------------------------------------
From operations --
   Net investment income            $   75,275,049     $   81,371,244     $  117,274,089
   Net realized gain (loss)            (91,633,933)       (38,647,930)        14,889,587
   Net change in unrealized
     appreciation (depreciation)       (31,505,759)      (159,597,700)       (51,454,228)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $  (47,864,643)    $ (116,874,386)    $   80,709,448
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $  431,291,229     $  349,093,037     $  465,123,511
   Withdrawals                        (232,402,788)      (253,410,519)      (400,057,623)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $  198,888,441     $   95,682,518     $   65,065,888
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $  151,023,798     $  (21,191,868)    $  145,775,336
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period              $1,163,806,067     $1,184,997,935     $1,039,222,599
----------------------------------------------------------------------------------------
AT END OF PERIOD                    $1,314,829,865     $1,163,806,067     $1,184,997,935
----------------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    PERIOD ENDED
                                  SIX MONTHS ENDED  OCTOBER 31,                         YEAR ENDED MARCH 31,
                                  APRIL 30, 2001    ------------      ---------------------------------------------------------
                                  (UNAUDITED)         2000(1)            2000         1999        1998       1997       1996
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.69%(2)        0.67%(2)         0.64%        0.65%      0.63%      0.67%      0.71%
   Net investment income                  12.34%(2)       11.46%(2)        10.54%       10.23%      9.63%     10.02%     10.41%
Portfolio Turnover                            8%             41%             113%         150%       137%        78%        88%
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                          $1,314,830      $1,163,806       $1,184,998   $1,039,223   $960,501   $706,711   $511,347
-------------------------------------------------------------------------------------------------------------------------------

 (1)  For the seven-month period ended October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust will begin amortizing market premium on debt securities effective November 1, 2001. Prior to this date, the Trust did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/ depreciation based on securities held as of April 30, 2001.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2001, the fee was equivalent to 0.64% (annualized) of the Portfolios average daily net assets and amounted to $3,933,810. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $85,182,930 and $90,321,616, respectively, for the six months ended April 30, 2001.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                               SALES
    --------------------------------------------------------------------------------------------
    SETTLEMENT                                                  IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)          DELIVER                                   (IN U.S. DOLLARS)   DEPRECIATION
    --------------------------------------------------------------------------------------------
         5/21/01     British Pound Sterling
                     1,959,560                                    $ 2,795,371        $ (6,421)
         5/21/01     Euro Dollar
                     23,270,340                                    20,595,996         (42,583)
    --------------------------------------------------------------------------------------------
                                                                  $23,391,367        $(49,004)
    --------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                             PURCHASES
    --------------------------------------------------------------------------------------------
    SETTLEMENT                                                      DELIVER       NET UNREALIZED
    DATE(S)          IN EXCHANGE FOR                           (IN U.S. DOLLARS)   DEPRECIATION
    --------------------------------------------------------------------------------------------
         5/21/01     Euro Dollar
                     231,418                                       $207,723          $(2,477)
    --------------------------------------------------------------------------------------------
                                                                   $207,723          $(2,477)
    --------------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,533,735,887
    --------------------------------------------------------
    Gross unrealized appreciation             $   35,373,185
    Gross unrealized depreciation               (279,706,186)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (244,333,001)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At April 30, 2001, the Portfolio owned the following securities (representing 1.13% of net assets which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST         FAIR VALUE
    ---------------------------------------------------------------------------------------------
    CORPORATE BONDS & NOTES
    ---------------------------------------------------------------------------------------------
    Roller Bearing Holdings Co., Sr. Disc.       8/01/97-    12,875,000  $11,806,327  $ 6,984,687
     Notes, 13.00% (0% until 2002), 6/15/09     10/09/97
    Von Hoffman Press, Inc., Sr. Sub. Notes,     5/15/97-     5,095,000    5,106,900    4,617,344
     10.875%, 5/15/07                           11/04/98
    ---------------------------------------------------------------------------------------------
                                                                         $16,913,227  $11,602,031
    ---------------------------------------------------------------------------------------------
                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST         FAIR VALUE
    ---------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ---------------------------------------------------------------------------------------------
    Asat Finance, Warrants                      10/20/00          6,350  $         0  $   161,925
    Completel Europe NV, Common                  9/12/00        392,000            0      735,000
    Cybernet Internet                           10/20/99-         4,825      195,000            0
     Services International,                    10/28/99
     Inc., Warrants
    Diva Systems Corp., Warrants                                 37,725          197            0
    Equinix, Inc., Warrants                      6/01/00          4,500            0      495,000
    HF Holdings, Inc., Warrants                                  13,600      730,314            0
    iPCS Inc., Warrants                          2/12/01          8,600            0      176,300
    Merrill Corp., Warrants                      6/02/00          5,250            0            0
    Ono Finance PLC, Warrants                   10/12/99         10,870            0      760,900
    Ono Finance PLC, Warrants, Exp. 5/31/09     11/05/99          3,800            0      235,982
    Peninsula Gaming LLC, Convertible            7/08/99         25,351            0      152,107
     Preferred Membership Interests
    Primus Telecommunications Group,                              4,600            0          167
     Warrants, Exp. 8/1/04
    UIH Australia/Pacific, Inc., Warrants        3/05/98          3,600            0            0
    ---------------------------------------------------------------------------------------------
                                                                         $   925,511  $ 2,717,381
    ---------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ---------------------------------------------------------------------------------------------
    Intermedia Communications, Inc., 7%         10/24/97         36,250  $   906,250  $   525,625
    ---------------------------------------------------------------------------------------------
                                                                         $18,744,988  $14,845,037
    ---------------------------------------------------------------------------------------------

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Portfolio changed its fiscal year-end to October 31.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE HIGH INCOME FUND

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE HIGH INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122






EATON VANCE HIGH INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------


446-6/01                                                                   HISRC